Commitments and Contingencies - Revenues From Non-cancellable Charter Agreements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Time Charter Agreements
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking	30 days
Future gross minimum lease revenues receivable upon collection of hire under non-cancellable time charter agreements	$ 1,975,438
Not later than one year
Time Charter Agreements
Future gross minimum lease revenues receivable upon collection of hire under non-cancellable time charter agreements	411,409
Later than one year and not later than three years
Time Charter Agreements
Future gross minimum lease revenues receivable upon collection of hire under non-cancellable time charter agreements	639,397
Later than three years and not later than five years
Time Charter Agreements
Future gross minimum lease revenues receivable upon collection of hire under non-cancellable time charter agreements	425,591
More than five years
Time Charter Agreements
Future gross minimum lease revenues receivable upon collection of hire under non-cancellable time charter agreements	$ 499,041